Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	¥ 21,958,591	¥ 19,569,095
Accounts receivable, net of allowance for doubtful accounts of ¥74,229 thousand and ¥107,684 thousand at March 31, 2016 and 2017, respectively (Notes 5, 6 and 22)	27,383,692	23,746,683
Inventories (Note 3)	2,798,054	2,003,573
Prepaid expenses - current	7,610,925	4,769,988
Deferred tax assets - current (Note 12)	1,298,469	1,481,651
Other current assets, net of allowance for doubtful accounts of ¥15,693 thousand and ¥15,192 thousand at March 31, 2016 and 2017, respectively (Notes 5 and 9)	2,672,008	1,834,951
Total current assets	63,721,739	53,405,941
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	3,150,175	2,979,652
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	7,924,914	5,948,741
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	39,775,444	34,324,150
GOODWILL (Note 8)	6,169,609	6,169,609
OTHER INTANGIBLE ASSETS—Net (Note 8)	3,087,017	3,549,459
GUARANTEE DEPOSITS (Note 9)	3,060,365	3,084,681
DEFERRED TAX ASSETS - Noncurrent (Note 12)	80,566	224,316
NET INVESTMENT IN SALES-TYPE LEASES - Noncurrent (Note 9)	2,047,682	2,444,848
PREPAID EXPENSES-Noncurrent	6,607,437	4,987,193
OTHER ASSETS, net of allowance for doubtful accounts and loans of ¥61,593 thousand and ¥61,877 thousand at March 31, 2016 and 2017, respectively (Notes 5, 6 and 18)	1,770,201	716,314
TOTAL	137,395,149	117,834,904
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	9,250,000	9,250,000
Capital lease obligations—current portion (Note 9)	4,818,723	3,954,386
Accounts payable—trade (Notes 6 and 22)	14,653,065	13,906,703
Accounts payable—other	2,308,790	1,497,767
Income taxes payable (Note 12)	1,075,745	1,078,412
Accrued expenses	2,755,581	2,932,653
Deferred income—current	3,750,542	2,528,885
Other current liabilities (Notes 10 and 12)	1,370,661	917,300
Total current liabilities	39,983,107	36,066,106
LONG-TERM BORROWINGS (Notes 11 and 18)	8,500,000
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9)	10,384,643	7,779,367
ACCRUED RETIREMENT AND PENSION COSTS— Noncurrent (Note 13)	3,532,965	3,581,426
DEFERRED TAX LIABILITIES—Noncurrent (Note 12)	963,845	710,055
DEFERRED INCOME—Noncurrent	3,656,612	3,092,562
OTHER NONCURRENT LIABILITIES (Note 10 and 11)	2,993,777	1,261,413
Total liabilities	70,014,949	52,490,929
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 75,520,000 shares; issued and outstanding, 46,711,400 shares at March 31, 2016 and 2017, respectively	25,509,499	25,509,499
Additional paid-in capital	36,117,511	36,059,833
Retained earnings	4,511,945	2,471,276
Accumulated other comprehensive income	2,499,700	1,196,669
Treasury stock—758,709 shares and 1,650,909 shares held by the company at March 31, 2016 and 2017, respectively	(1,896,784)	(392,070)
Total Internet Initiative Japan Inc. shareholders' equity	66,741,871	64,845,207
NONCONTROLLING INTERESTS	638,329	498,768
Total equity	67,380,200	65,343,975
TOTAL	¥ 137,395,149	¥ 117,834,904